CAPITAL AND RESERVES	6 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
CAPITAL AND RESERVES
14.	CAPITAL AND RESERVES

	June 30, 2026			December 31, 2025
	Number of Class A shares	Number of Class B shares	$	Number of Class A shares*	Number of Class B shares	$
Issued and fully paid:
Shares
As at the beginning of period/year	45,391	5,000,000	24,825,837	24,065	5,000,000	5,280,406
Issuance of class A shares for business combination	-	-	-	5,600	-	13,376,000
Issuance of class A shares for assets acquisition	-	-	-	2,667	-	5,760,000
Issuance of class A shares to employees (2025 Share incentive plan)	-	-		4,333	-	-
Issuance of class A shares to employees (2024 Share incentive plan)			-	1,487	-	-
Issuance of class A shares to individual consultants	-	-	-	847	-	-
Issuance of class A shares for exercise warrants	23,910	-	714,312	6,349	-	384,188
Issuance of class A shares for conversion of convertible notes	2,545		214,479
Transfer shares from treasury shares	533	-	(337,505)	43	-	25,243
Issuance of shares for At-The-Market Offering	3,129,342	-	18,549,719	-	-	-
Rounding up for reverse share split	43	-	-	-	-	-
As at end of period/year	3,201,764	5,000,000	43,966,842	45,391	5,000,000	24,825,837

*	The Class A ordinary shares are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026 and June 23, 2026.

Holders of class A shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The holder of class B shares is not entitled to dividends as declared from time to time and is entitled to twenty (20) vote per share at general meeting of the Company. The reverse share splits effected during 2026 were applicable solely to the Class A shares; the Class B shares were not subject to the reverse share splits and, accordingly, the number of Class B shares outstanding was not adjusted.

ii)	Nature and purpose of reserves

a)	Foreign currency translation reserve

The foreign currency translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b)	Share-based compensation reserves

Share-based compensation reserves represent the equity set aside for stock-based payments to employees, executives, and external consultants. These reserves arise when a company grants shares or stock options as part of its compensation strategy, recording them as an expense with a corresponding increase in equity. The primary purpose of share-based compensation reserves is to attract, retain, and incentivize key personnel while aligning their interests with the company’s long-term growth. Additionally, it helps preserve cash by offering equity instead of cash payments and serves as a performance-based reward system. Companies also use these reserves to compensate external consultants or advisors, supporting business development and strategic initiatives.

On August 4, 2026, the Company separately issued 304,879 Class A ordinary shares to another unaffiliated third-party advisor under a consulting agreement. Under the agreement, the advisor was engaged to provide strategic advisory, market research and business development services relating to the artificial intelligence, robotics and humanoid technology industries over a six-month period commencing on June 1, 2026.The advisor was engaged to provide strategic and business-development services relating to the artificial-intelligence and humanoid-robotics industries. The engagement was intended to support the Group’s evaluation and development of potential opportunities involving AI-enabled automation and robotics. The shares were granted in consideration for ongoing services to be rendered during the contractual service period and not for past services rendered.

The shares were issued for nominal cash consideration of US$1 and had an aggregate service value of US$300,000. The number of shares was determined using an issue price equal to 80% of the average closing price of Company’s Class A ordinary shares over the five trading days immediately preceding the issuance date. Based on the 304,879 shares issued, the implied issue price was approximately US$0.984 per share. The aggregate fair value of the shares issued on the grant date, based on the closing market price of $1.20 per share on August 4, 2026, was approximately $365,855.